SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Schedule of Stock Options Activity
A summary of option activity under the Company's stock option plans to its employees as of December 31, 2020, and changes during the year ended December 31, 2020, are as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2020	116,667	$2.16	7.76	$-
Granted	-	$-	-	$-
Exercised	-	$-	-	$-
Expired and forfeited	-	$-	-	$-

Outstanding at December 31, 2020	116,667	$2.16	7.76	$-

Exercisable at December 31, 2020	87,500	$2.16	7.76	$-

Schedule of Stock-based Compensation Expenses
The total stock-based compensation expense related to employees' equity-based awards, recognized for the years ended December 31, 2020, 2019 and 2018, was comprised as follows:

	Year ended December 31,
	2020	2019	2018

Research and development	$-	$-	$1
General and administrative	21	47	89

	$21	$47	$90